PRIVATE PLACEMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
D T Cloud Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
PRIVATE PLACEMENT

NOTE 4 – PRIVATE PLACEMENT

Simultaneously with the closing of the IPO, the Company consummated a private placement of 234,500 Private Placement Units, at a price of $10.00 per Private Placement Unit. Each Private Placement Unit consists of one Private Placement Share and one right (“Private Placement Right”). Each Private Placement Right will entitle the holder to receive one-seventh (1/7) ordinary share upon consummation of the initial business combination.

The Private Placement Units are identical to the Public Units sold in the IPO except for certain registration rights and transfer restrictions.

NOTE 4 – PRIVATE PLACEMENT

The Sponsor will agree to purchase an aggregate of 217,400 Private Placement Units (or 234,500 Private Placement Units if the underwriters’ over-allotment is exercised in full) at $10.00 per Private Placement Unit (for a total purchase price of $2,174,000 or $2,345,000 in the aggregate if the underwriters’ over-allotment is exercised in full) in a private placement that will occur simultaneously with the closing of the “Proposed Public Offering”. Each Private Placement Unit consists of one Private Placement Share and one right (“Private Placement Right”). Each Private Placement Right will entitle the holder to receive one-seventh (1/7) ordinary share upon consummation of the initial business combination.